Hedging - Derivatives No Longer Qualifying as Hedging Instruments (Details)	3 Months Ended	9 Months Ended			9 Months Ended			9 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 Transferred from Hedging to Non-hedging Instruments Euro call and put option contracts EUR (€)	Sep. 30, 2013 Foreign exchange option, settled in Q1 2013 Purchased Foreign Exchange Put Option [Member] EUR (€)	Sep. 30, 2013 Foreign exchange option, settled in Q1 2013 Sold Euro call option USD ($)	Sep. 30, 2013 Foreign exchange option, settled in Q1 2013 Sold Euro call option EUR (€)	Sep. 30, 2013 Foreign exchange option, settled in Q2 2013 Purchased Foreign Exchange Put Option [Member] EUR (€)	Sep. 30, 2013 Foreign exchange option, settled in Q2 2013 Sold Euro call option USD ($)	Sep. 30, 2013 Foreign exchange option, settled in Q2 2013 Sold Euro call option EUR (€)	Sep. 30, 2013 Foreign exchange option, settled in Q3 2013 Purchased Foreign Exchange Put Option [Member] EUR (€)	Sep. 30, 2013 Foreign exchange option, settled in Q3 2013 Sold Euro call option USD ($)	Sep. 30, 2013 Foreign exchange option, settled in Q3 2013 Sold Euro call option USD ($)	Sep. 30, 2013 Foreign exchange option, settled in Q3 2013 Sold Euro call option EUR (€)
Derivative [Line Items]
Notional amount of currency derivatives included in transferred positions			€ 71,000,000	€ 25,000,000		€ 25,000,000	€ 19,000,000		€ 19,000,000	€ 27,000,000			€ 27,000,000
Realized Losses Recorded in Net sales	$ (1,265,000)	$ (2,392,000)			$ (620,000)			$ (507,000)			$ (1,265,000)	$ (1,265,000)